Basis of Presentation and General Information (Details Narrative) $ in Thousands	Apr. 23, 2015 USD ($)	Dec. 31, 2022 Integer
LOOKSMART LTD. ("LS") [Member]
Expenses of merger | $	$ 600
Mr Valentis [Member]
Percentage of beneficially owned common stock		54.00%
Vessel Ownership [Member]
Number of vessel ownership interest entities | Integer		5
Vessel Ownership [Member]
Entity ownership interest		100.00%
Non Vessels [Member]
Entity ownership interest		100.00%
Maritime Investors [Member]
Entity ownership interest		100.00%
Pyxis Holdings Inc [Member]
Entity ownership interest		100.00%